Share Capital and Reserves (Details) - CAD ($)				12 Months Ended
		Feb. 29, 2016	Nov. 18, 2015	Aug. 31, 2018	Aug. 31, 2017
Disclosure of classes of share capital [line items]
Balance at beginning				$ (487,776)	$ (690,649)
Balance at beginning (in shares)
Common shares issued as private placement (Note 11 b)		$ 638,295	$ 4,540,474
Common shares issued as anti-dilution provision (Note 11 b) (in shares)					1,420,809
Common shares issued as anti-dilution provision (Note 11 b) (in shares)					16,364
Balance at ending				$ (799,588)	$ (487,776)
Balance at ending (in shares)
Common Shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning				$ 23,651,529	$ 23,220,683
Balance at beginning (in shares)				5,283,164	2,650,627
Common shares issued as private placement (Note 11 b)					$ 30,233	[1]
Common shares issued as private placement (Note 11 b) (in shares)					7,692	[1]
Common shares issued as settlement of shareholder advances (Note 11 b)	[2]				$ 213,781
Common shares issued as settlement of shareholder advances (Note 11 b) (in shares)	[2]				1,187,672
Common shares issued as anti-dilution provision (Note 11 b)	[3]				$ 184,705
Common shares issued as anti-dilution provision (Note 11 b) (in shares)	[3]				1,420,809
Common shares issued as anti-dilution provision (Note 11 b)	[4]				$ 2,127
Common shares issued as anti-dilution provision (Note 11 b) (in shares)	[4]				16,364
Balance at ending				$ 23,651,529	$ 23,651,529
Balance at ending (in shares)				5,283,164	5,283,164

[1]	On November 30, 2016, the Company completed private placements for gross proceeds of $50,000 and issued 7,692 units in the capital of the Company at a purchase price of $6.50 per unit. Each unit is comprised of one (1) common share and one (1) common share purchase warrant. Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $10.00 until November 30, 2019. The fair value of the units ($50,000) was allocated to common shares $30,233 and the amount allocated to warrants component using a Binomial Lattice model was $19,767.
[2]	Effective August 31, 2017, the Company settled shareholder advances of $213,781 and issued 1,187,672 common shares in the capital of the Company at a price of $0.18 per share.
[3]	Pursuant to the August 31, 2017, settlement of shareholder advances of $213,781, effective August 31, 2017, the Company issued 1,420,809 common shares in the capital of the Company pursuant to the anti-dilution provision of the August 31, 2016, private placement agreements. The fair value of $184,705 was calculated on the previous day's closing price of the Company's common shares and allocated to common shares and anti-dilution fees in the consolidated statement of operations.
[4]	Pursuant to the November 30, 2016, private placement of $50,000, effective August 31, 2017, the Company issued 16,364 Units in the capital of the Company pursuant to the anti-dilution provision of the August 31, 2016, private placement agreements. Each unit is comprised of one (1) common share and one (1) common share purchase warrant. Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $10.00 until November 30, 2019. The fair value of the units of $2,127 was allocated to common shares and anti-dilution fees in the consolidated statement of operations. No value was allocated to warrants based on the Binomial Lattice model.